Variable Interest Entities (Summary Of VIE Consolidated By FHN) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and due from banks	$ 349,171,000	$ 349,216,000
Loans, net of unearned income	16,230,166,000	15,389,074,000	16,708,582,000
Allowance for loan losses	232,448,000	253,809,000	276,963,000	384,351,000
Total net loans	15,997,718,000	15,135,265,000
Other assets	1,387,755,000	1,685,384,000
Total assets	25,672,887,000	23,789,833,000
Liabilities:
Term borrowings	1,880,105,000	1,739,859,000
Other liabilities	644,681,000	603,898,000
Total liabilities	23,081,919,000	21,289,082,000
On Balance Sheet Consumer Loan Securitizations [Member]
Assets:
Cash and due from banks	182,000	1,244,000
Loans, net of unearned income	76,772,000	100,790,000
Allowance for loan losses	827,000	4,439,000
Total net loans	75,945,000	96,351,000
Other assets	436,000	1,892,000
Total assets	76,563,000	99,487,000
Liabilities:
Term borrowings	65,612,000	89,640,000
Other liabilities	4,000	18,000
Total liabilities	65,616,000	89,658,000
Rabbi Trusts Used For Deferred Compensation Plans [Member]
Assets:
Other assets	67,117,000	64,505,000
Total assets	67,117,000	64,505,000
Liabilities:
Other liabilities	50,825,000	49,519,000
Total liabilities	$ 50,825,000	$ 49,519,000